Capital management	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Capital management [Text Block]
21.	Capital management

The Company’s primary objective in managing capital is to ensure sufficient liquidity through the conclusion of the Arrangement Agreement with First Majestic.

The Company’s capital items are the following:

	December 31	December 31
	2017	2016
Cash and cash equivalents	$20,966	$19,875
Undrawn revolving credit facility	4,799	25,000
Current debt	30,310	50,841
Long-term debt	47,625	52,906
Shareholders' equity	59,731	461,130

To support the Company’s capital management objectives, the Company manages its capital structure and makes adjustments to it within the context of the Company’s strategy, economic conditions and risk characteristics of its underlying assets. To maintain or adjust its capital structure, the Company may attempt to issue shares, adjust the amount of debt or enter into new debt. The Company does not currently pay out dividends. Utilization of the undrawn RCF requires consent from WPM.

As at December 31, 2017, the Company was not subject to any financial covenants and was in compliance with all non-financial covenants.